Basis of preparation	6 Months Ended
Jun. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation	Basis of preparation
These condensed consolidated interim financial statements ("the financial statements") for the six months ended 30 June 2025 have been prepared in accordance with the Disclosure Guidance and Transparency Rules (DTR) of the UK’s FCA, and IAS 34, Interim Financial Reporting, as published by the International Accounting Standards Board (IASB) and adopted by the UK.
The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 31 December 2024. The annual financial statements for the year ended 31 December 2024 were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and in accordance with International Financial Reporting Standards (IFRS) and interpretations (IFRICs) as issued by the IASB and adopted by the UK.
The accounting policies and methods of computation used in these condensed consolidated interim financial statements are the same as those used in the Barclays PLC Annual Report for the financial year ended 31 December 2024.
i.Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for a period of at least 12 months from approval of the interim financial statements. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions and includes a review of a working capital report (WCR). The WCR is used by the Directors to assess the future performance of the business and that it has the resources in place that are required to meet its ongoing regulatory requirements. The WCR also includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirement forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Group could experience.
The WCR indicated that the Group had sufficient capital in place to support its future business requirements and remained above its regulatory minimum requirements in the internal stress scenarios.
ii.Other disclosures
The Credit risk disclosures on pages 31 to 51 form part of these interim financial statements.